Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Lease Agreements

Future minimum lease payments under operating lease agreements at December 31, 2018 were as follows:

Year ended December 31,
$
2019	2,168,770
2020	1,007,476
2021	164,418
2022 and thereafter	—
Total lease commitment	3,340,664